Related Party Transactions	12 Months Ended
Dec. 31, 2013
Notes
Related Party Transactions

NOTE 12 – RELATED PARTY TRANSACTIONS

On January 31, 2013, the Company signed a demand promissory note with a related party. The principal sum of the note was $25,000, bearing no interest.

On March 4, 2013, the Company signed a demand promissory note with a related party. The principal sum of the note was $5,000, bearing no interest.

On March 1, 2013, the Company paid the principal sum of $30,000 on demand promissory notes